Discontinued Operations and Assets Held For Sale (Additional Information) (Details) - Infomedia [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Feb. 18, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost Method Investment Ownership Percentage			8.25%
Cost Method Investments	$ 787	$ 787